Credit impairment charges and other provisions (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Information on how entity determined whether credit risk of financial instruments has increased significantly since initial recognition	The Barclays Group assesses when a significant increase in credit risk has occurred based on quantitative and qualitative assessments. The credit risk of an exposure is considered to have significantly increased when: Quantitative test The annualised lifetime PD has increased by more than an agreed threshold relative to the equivalent at origination. PD deterioration thresholds are defined as percentage increases, and are set at an origination score band and segment level to ensure the test appropriately captures significant increases in credit risk at all risk levels. Generally, thresholds are inversely correlated to the origination PD, i.e. as the origination PD increases, the threshold value reduces. The assessment of the point at which a PD increase is deemed ‘significant’, is based upon analysis of the portfolios’ risk profile against a common set of principles and performance metrics (consistent across both retail and wholesale businesses), incorporating expert credit judgement where appropriate. Wholesale assets apply a 100% increase in PD and 0.2% PD floor to determine a significant increase in credit risk. Retail assets apply bespoke relative increase and absolute PD thresholds based on product type and origination PD. Thresholds are subject to maximums defined by Barclays Group policy including absolute PD floor maximum of 0.3% and maximum relative PD increase of 400% (applied to strongest credit quality customers only). For existing/historical exposures where origination point scores or data are no longer available or do not represent a comparable estimate of lifetime PD, a proxy origination score is defined, based upon: Back-population of the approved lifetime PD score either to origination date or, where this is not feasible, as far back as possible, (subject to a data start point no later than 1 January 2015); or Use of available historical account performance data and other customer information, to derive a comparable ‘proxy’ estimation of origination PD. Qualitative test Relevant for accounts that meet the portfolio’s ‘high risk’ criteria and are subject to closer credit monitoring. High risk customers may not be in arrears but either through an event or an observed behaviour exhibit credit distress. The definition and assessment of high risk includes as wide a range of information as reasonably available, including industry and Group wide customer level data wherever possible or relevant. Whilst the high risk populations applied for IFRS 9 impairment purposes are aligned with risk management processes, they are also regularly reviewed and validated to ensure that they capture any incremental segments where there is evidence of credit deterioration. Backstop criteria Relevant for accounts that are more than 30 calendar days past due. The 30 days past due criteria is a backstop rather than a primary driver of moving exposures into Stage 2. Exposures will move back to Stage 1 once they no longer meet the criteria for a significant increase in credit risk. This means that, at minimum: all payments must be up-to-date, the PD deterioration test is no longer met, the account is no longer classified as high risk, and the customer has evidenced an ability to maintain future payments. The Barclays Group does not rely on the low credit risk exemption which would assume facilities of investment grade are not significantly deteriorated. Management overlays and other exceptions to model outputs are applied only if consistent with the objective of identifying significant increases in credit risk.
Description of how forward-looking information has been incorporated into determination of expected credit losses	Forward-looking information The measurement of ECL involves complexity and judgement, including estimation of PD, LGD, a range of unbiased future economic scenarios, estimation of expected lives (where contractual life is not appropriate), and estimation of EAD and assessing significant increases in credit risk. Credit losses are the expected cash shortfalls from what is contractually due over the expected life of the financial instrument, discounted at the original effective interest rate (EIR). ECLs are the unbiased probability-weighted credit losses determined by evaluating a range of possible outcomes and considering future economic conditions. When there is a non-linear relationship between forward-looking economic scenarios and their associated credit losses, five forward-looking economic scenarios are considered to ensure a sufficient unbiased representative sample of the complete distribution is included in determining the expected loss. Stress testing methodologies are leveraged within forecasting economic scenarios. The Barclays Group utilises an external consensus forecast as the baseline scenario. In addition, two adverse and two favourable scenarios are derived, with associated probability weightings. The adverse scenarios are calibrated to a similar severity to internal stress tests, whilst also incorporating IFRS 9 specific sensitivities and non-linearity. The most adverse scenarios are benchmarked to the Bank of England’s annual cyclical scenarios and to the most severe scenarios from Moody’s inventory, but are not designed to be the same. The favourable scenarios are calibrated to be symmetric to the adverse scenarios, subject to a ceiling calibrated to relevant recent favourable benchmark scenarios. The scenarios include six core variables, (GDP, unemployment and House Price Index in both the UK and US markets), and expanded variables using statistical models based on historical correlations. These variables revert back to the mean in all five scenarios after a set time period. The probability weights of the scenarios are estimated such that the baseline (reflecting current consensus outlook) has the highest weight and the weights of adverse and favourable scenarios depend on the deviation from the baseline; the further from the baseline, the smaller the weight. A single set of five scenarios is used across all portfolios and all five weights are normalised to equate to 100%. The impacts across the portfolios are different because of the sensitivities of each of the portfolios to specific macroeconomic variables, for example, mortgages are highly sensitive to house prices and base rates, and credit cards and unsecured consumer loans are highly sensitive to unemployment.
Information about entity's definitions of default	Definition of default, credit impaired assets, write-offs, and interest income recognition The definition of default for the purpose of determining ECLs, and for internal credit risk management purposes, has been aligned to the Regulatory Capital CRR Article 178 definition of default, to maintain a consistent approach with IFRS 9 and associated regulatory guidance. The Regulatory Capital CRR Article 178 definition of default considers indicators that the debtor is unlikely to pay, includes exposures in forbearance and is no later than when the exposure is more than 90 days past due or 180 days past due in the case of UK mortgages. When exposures are identified as credit impaired or purchased or originated as such interest income is calculated on the carrying value net of the impairment allowance. Credit impaired is when the exposure has defaulted which is also anticipated to align to when an exposure is identified as individually impaired. Uncollectible loans are written off against the related allowance for loan impairment on completion of the Barclays Group’s internal processes and when all reasonably expected recoverable amounts have been collected. Subsequent recoveries of amounts previously written off are credited to the income statement. The timing and extent of write-offs may involve some element of subjective judgement. Nevertheless, a write-off will often be prompted by a specific event, such as the inception of insolvency proceedings or other formal recovery action, which makes it possible to establish that some or the entire advance is beyond realistic prospect of recovery.
Description of basis of inputs and assumptions and estimation techniques used to determine whether financial asset is credit-impaired financial asset	Modelling techniques ECLs are calculated by multiplying three main components, being the PD, LGD and the EAD, discounted at the original EIR. The regulatory Basel Committee of Banking Supervisors (BCBS) ECL calculations are leveraged for IFRS 9 modelling but adjusted for key differences which include: BCBS requires 12 month through the economic cycle losses whereas IFRS 9 requires 12 months or lifetime point in time losses based on conditions at the reporting date and multiple forecasts of the future economic conditions over the expected lives; IFRS 9 models do not include certain conservative BCBS model floors and downturn assessments and require discounting to the reporting date at the original EIR rather than using the cost of capital to the date of default; Management adjustments are made to modelled output to account for situations where known or expected risk factors and information have not been considered in the modelling process, for example forecast economic scenarios for uncertain political events; and ECL is measured at the individual financial instrument level, however a collective approach where financial instruments with similar risk characteristics are grouped together, with apportionment to individual financial instruments, is used where effects can only be seen at a collective level, for example for forward-looking information. For the IFRS 9 impairment assessment, Barclays Group’ risk models are used to determine the PD, LGD and EAD. For Stage 2 and 3, Barclays Group applies lifetime PDs but uses 12 month PDs for Stage 1. The ECL drivers of PD, EAD and LGD are modelled at an account level which considers vintage, among other credit factors. Also, the assessment of significant increase in credit risk is based on the initial lifetime PD curve, which accounts for the different credit risk underwritten over time. Forbearance A financial asset is subject to forbearance when it is modified due to the credit distress of the borrower. A modification made to the terms of an asset due to forbearance will typically be assessed as a non-substantial modification that does not result in derecognition of the original loan, except in circumstances where debt is exchanged for equity. Both performing and non-performing forbearance assets are classified as Stage 3 except where it is established that the concession granted has not resulted in diminished financial obligation and that no other regulatory definitions of default criteria has been triggered, in which case the asset is classified as Stage 2. The minimum probationary period for non-performing forbearance is 12 months and for performing forbearance, 24 months. Hence, a minimum of 36 months is required for non-performing forbearance to move out of a forborne state. No financial instrument in forbearance can transfer back to Stage 1 until all of the Stage 2 thresholds are no longer met and can only move out of Stage 3 when no longer credit impaired.
Financial assets written off during reporting period and still subject to enforcement activity, contractual amount outstanding	£ 1,737
Retail Portfolios [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on loans and advances	1,689	£ 2,095	£ 2,053
Wholesale Portfolios [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on loans and advances	£ 99	£ 238	£ 299